Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance, beginning of year	$ 3,520	$ 2,657
Increases in tax positions taken in current year	2,947	917
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(652)	(54)
Balance, end of year	$ 5,815	$ 3,520